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                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Calendar Year Ended December 31, 2011

Check here if Amendment [_]: Amendment Number:
                                               ---------

    This Amendment (Check only one): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

OPUS INVESTMENT MANAGEMENT, INC.
440 Lincoln Street
Worcester,
MA
01653

Form 13F File Number: 028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856

Signature, Place and Date Signing:


/s/ Ann K. Tripp
-------------------------
Ann K. Tripp
Worcester,
MA

02/10/2012
Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   69      number of line items

Form 13F Information Table Value Total:   167,928 thousands

List of Other Included Managers:          None

OPUS INVESTMENT MANAGEMENT
FORM 13F FILE NUMBER: 028-05067
DECEMBER 31, 2011

                           FORM 13F INFORMATION TABLE

                                                                                                                  Voting authority
Name of                                                   Value    Shrs or                   Investment Other    ------------------
Issuer                        Title of class    CUSIP    (x$1000)  prn amt  SH/PRN  Put/Call discretion Managers Sole  Shared  None
----------------------------- ---------------- --------- --------- ------- -------- -------- ---------- -------- ------------------
Column 1                          Column 2     Column 3  Column 4          Column 5          Column 6   Column 7      Column 8
----------------------------- ---------------- --------- --------- ------- -------- -------- ---------- -------- ------------------
Abbott Labs                   COM              002824100     2992    53209 SH                Sole
AbitibiBowater  Inc.          COM              003687209      236    16219 SH                Sole
AGL Capital                   COM              001204106     2997    70924 SH                Sole
Altria Group Inc              COM              02209S103     2341    78959 SH                Sole
Ameren Corporation            COM              023608102     2640    79687 SH                Sole
American Electric
  Power   Company             COM              025537101     2284    55285 SH                Sole
AT&T Inc                      COM              00206R102     3031   100221 SH                Sole
Atmos Energy Corp             COM              049560105     2651    79484 SH                Sole
Bristol-Myers
  Squibb Co.                  COM              110122108     3100    87958 SH                Sole
Campbell Soup                 COM              134429109      881    26500 SH                Sole
CenterPoint Energy
  Inc                         COM              15189T107     1515    75400 SH                Sole
Cincinnati Financial
  Corp.                       COM              172062101     1432    47000 SH                Sole
Clorox Co.                    COM              189054109     2476    37200 SH                Sole
CMS Energy Corp.              COM              125896100     2122    96095 SH                Sole
Conagra Inc.                  COM              205887102     1928    73000 SH                Sole
Conoco Phillips               COM              20825C104     3214    44100 SH                Sole
Consolidated Edison,
  Inc.                        COM              209115104     1885    30380 SH                Sole
Dominion Resources            COM              25746U109     1861    35066 SH                Sole
DTE Energy Co.                COM              233331107     2314    42499 SH                Sole
Duke Energy Corp              COM              26441C105     2234   101565 SH                Sole
Dupont E.I. De Nemours        COM              263534109     1511    33000 SH                Sole
Emerson Electric Co.          COM              291011104     1491    32000 SH                Sole
Entergy Corp. New             COM              29364G103     2220    30395 SH                Sole
Exelon Corp.                  COM              30161N101     2255    52010 SH                Sole
Federated Investors
  Inc - CL B                  COM              314211103      883    58274 SH                Sole
Firstenergy Corp              COM              337932107     2946    66502 SH                Sole
General Electric
  Company                     COM              369604103      537    30000 SH                Sole
Heinz (H.J.) & Co.            COM              423074103     1573    29110 SH                Sole
Integrys Energy
  Group Inc                   COM              45822P105     2243    41409 SH                Sole
Intel Corp.                   COM              458140100     1009    41600 SH                Sole
Johnson & Johnson             COM              478160104     1577    24057 SH                Sole

Kellogg Co                    COM              487836108      309     6100 SH                Sole
Kimberly-Clark Corp.          COM              494368103     2424    32949 SH                Sole
Kraft Foods Inc.              COM              50075N104     1686    45126 SH                Sole
Leggett & Platt, Inc.         COM              524660107     2516   109207 SH                Sole
Lockheed Martin Corp          COM              539830109     2492    30800 SH                Sole
Merk & Co Inc                 COM              58933Y105     2512    66628 SH                Sole
Metlife Inc                   COM              59156R108        0       10 SH                Sole
Microchip Technology
  Inc                         COM              595017104     1575    43000 SH                Sole
National Westminster
  Bank PLC                    SPON ADR C       638539882     3944   235000 SH                Sole
Newtek Business
  Services, Inc.              COM              652526104       14    12000 SH                Sole
Nextera Energy Inc.           COM              65339F101     1657    27214 SH                Sole
Nisource Inc                  COM              65473P105     2066    86780 SH                Sole
Paychex Inc.                  COM              704326107     3035   100818 SH                Sole
People's United
  Financial                   COM              712704105     2755   214428 SH                Sole
PEPCO Holdings, Inc.          COM              713291102     2308   113674 SH                Sole
Pfizer Inc                    COM              717081103     2991   138222 SH                Sole
PG&E Corp                     COM              69331C108     2914    70676 SH                Sole
Pinnacle West Capital         COM              723484101     2972    61687 SH                Sole
Pitney Bowes, Inc.            COM              724479100     1082    58340 SH                Sole
PPL Corporation               COM              69351T106     2357    80094 SH                Sole
Proctor & Gamble              COM              742718109     2231    33450 SH                Sole
Public Svc Enterprise
  Grp, Inc                    COM              744573106     1952    59127 SH                Sole
Raytheon Corp                 COM              755111507     2371    49000 SH                Sole
Reynolds American
  Inc                         COM              761713106     2455    59284 SH                Sole
RPM, Inc.                     COM              749685103      994    40500 SH                Sole
SCANA Corporation             COM              80589M102     2518    55879 SH                Sole
Southern Co.                  COM              842587107     2732    59019 SH                Sole
Sysco Corp.                   COM              871829107     3132   106800 SH                Sole
TECO Energy Inc               COM              872375100     2486   129900 SH                Sole
Time Warner Cable
  Inc                         COM              88732J207      117     1844 SH                Sole
Vanguard                      MSCI EMR MKT ETF 922042858    19900   520800 SH                Sole
Vanguard                      VALUE ETF        922908744     8173   155700 SH                Sole
Vectren Corporation           COM              92240G101     2503    82811 SH                Sole
Verizon Communications        COM              92343V104     2940    73266 SH                Sole
Waste Management Inc          COM              94106L109     2986    91306 SH                Sole
Western Resources             COM              95709T100     2563    89071 SH                Sole
Wisconsin Power &
  Light                       COM              018802108     2223    50400 SH                Sole
Xcel Energy Inc               COM              98389B100     1664    60209 SH                Sole